Other financial assets	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Other financial assets	Other financial assets
Other financial assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
OTHER FINANCIAL ASSETS
Advances related to CRO contracts	10,471	12,172	4,929
Deposits	1,238	574	863
Other	—	124	126
Total other non-current financial assets	11,708	12,870	5,919
Advances related to CRO contracts	—	—	7,418
Other investments	—	9,050	—
Deposits		136	136
Total other current financial assets	—	9,186	7,554
Other financial assets	11,708	22,055	13,473
Advances related to CRO contracts
These advances granted in 2022 for clinical studies are to be recovered at the end of the studies after final reconciliation with pass-
through costs, which are being invoiced and paid as studies are carried out. These long-term advances were measured at fair value on initial recognition, using discount rates ranging from 0.19% to 7.16%, and are subsequently measured at amortized cost.
During the first half of 2023, additional advances related to CRO contracts amounting to €1,620 thousand were made (undiscounted amount). These long-term advances were measured at fair value on initial recognition, using discount rates ranging from 7.09% to
7.59%, and are subsequently measured at amortized cost.
At inception, a prepaid expenses asset was recognized for the difference between the advances’ nominal value and fair value, and spread over the term of the advances, at the rate of recognition of the related R&D expenses (see Note 10).
In March 2024, a change order was signed with the CRO, extending the scope (addition of maintenance studies) and end date of one of the studies to 2029, thus postponing the recovery date of the corresponding advance of €5,538 thousand from June 2026 to June 2029.
The Group considered that this asset modification met the criteria for derecognition, and recognized a new financial asset at fair value on that date, using a discount rate of 6.83%. Since the Group considers that these advances are made in exchange for a discount on future services to be received from the CROs, a prepaid expense asset was also recognized for the difference between the derecognized asset carrying value and new asset fair value, and spread over the term of the advance in a similar manner.
The credit risk related to these advances is deemed insignificant due to the CROs' credit ratings.
Other investments
Other investments consist of 6-month term deposits that do not qualify for a classification under cash and cash equivalents. Term deposits held by the Group as of December 31, 2024 qualify for a classification under cash equivalents.
Deposits
Deposits include the deposits paid under the Kreos 1 & 2 bond loans (reimbursed in August 2023), the liquidity agreement, the Paris and Boston offices lease contracts, the ATM Program, as well as other security deposits.